DESCRIPTION OF PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of assets and liabilities of VIE included in combined financial statements

	As of December 31,
	2020	2021
Total assets	1,957	5,238
Total liabilities	386	2,022

Schedule of financial performance and cash flows of VIE included in the combined financial statements

	For the Year Ended December 31,
	2019	2020	2021
Revenues	26	—	267
Net loss	(705)	(1,755)	(548)
Net cash provided by (used in) operating activities	(318)	(1,362)	403
Net cash provided by investing activities	—	—	3,090
Net cash provided by financing activities*	—	1,910	—
*	Net cash provided by financing activity represents capital injection in the VIEs by nominee equity holders, which was eliminated upon consolidation.